Revenues Derived from Major Customers in Percentages of Total Revenue (Detail) - Sales Revenue, Net - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Yahoo
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue derived from major customer	15.00%	15.00%	9.00%
Google
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue derived from major customer	3.00%	9.00%	28.00%